Note 15 - Subsequent Events (Details Textual) - USD ($)					1 Months Ended		2 Months Ended		3 Months Ended		12 Months Ended
	Mar. 09, 2026	Feb. 02, 2026	Jan. 06, 2026	Sep. 29, 2025	Mar. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 10, 2026	Sep. 30, 2025	Jul. 11, 2025	Jul. 10, 2025
Interest Paid, Excluding Capitalized Interest, Operating Activity									$ 6,000	$ 0	$ 259,000	$ 1,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)							183,510
Proceeds from Issuance of Debt											$ 9,700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)				3,448	200,000	16,448
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)									6 years 11 months 8 days		7 years 29 days
Repayments of Debt in Stock, Shares (in shares)									1,380,359
Restricted Cash											$ 4,000,000	$ 0
Common Stock, Shares Authorized (in shares)					300,000,000		300,000,000		300,000,000		150,000,000	150,000,000			150,000,000	45,000,000
Related Party Note Receivable [Member]
Financing Receivable, after Allowance for Credit Loss														$ 134,712
Subsequent Event [Member]
Repayments of Debt							$ 3,400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)								216,448
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)						10 years
Common Stock, Shares Authorized (in shares)	150,000,000												300,000,000
Subsequent Event [Member] | High Trail [Member]
Repayments of Debt in Stock, Shares (in shares)							1,380,359
Debt, Principal Amount Accelerated		$ 2,100,000
Restricted Cash	$ 4,000,000
Subsequent Event [Member] | Minimum [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in dollars per share)						$ 1.08
Subsequent Event [Member] | Maximum [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in dollars per share)						$ 1.69
Subsequent Event [Member] | Non-qualified Vested Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)							129,735
Related Party Note [Member] | Subsequent Event [Member]
Repayments of Debt			$ 1,000,000
Interest Paid, Excluding Capitalized Interest, Operating Activity			$ 7,025
Fang Family Fund I, LLC Note [Member] | Subsequent Event [Member]
Proceeds from Issuance of Debt	$ 700,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%